FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2005

Check here if Amendment          (         )Amendment Number: ______
This Amendment (Check only one.):(         ) is a restatement
                                 (         ) adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     		Caxton Healthcare Trading GP LLC
Address:  		500 Park Avenue
			New York, NY 10022

13F File Number:	21-74668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:
Name: 		Scott Bernstein
Title:  	Secretary
Phone: 		(212) 593-7700

Signature, Place, and Date of Signing:
Scott B. Bernstein, New York, New York,  February 13, 2006

Report Type (Check only one.) :
              (        ) 13 F HOLDINGS REPORT.
              (   X    ) 13F NOTICE.
              (        ) 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File No.          Name
28-02856                   Caxton Associates L.L.C.